SCHEDULE OF INVENTORY (Details) - USD ($)		Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Raw Materials	[1]	$ 89,878	$ 251,273
Work in Progress
Finished Goods		29,865	80,275
Total		$ 119,743	$ 331,548

[1]	During Fiscal 2024, the Company written-off $263 thousand (Fiscal Year 2023: $114 thousand) of inventory on account of compliance with the revised Automotive Industry Standards (AIS)-156 and AIS-038 regulations issued by the Govt of India w.r.t EV batteries and also expiration of Prana 1.0 license. These charges were recorded in Cost of Revenue in the consolidated statements of operations.